Warrant liabilities	12 Months Ended
Sep. 30, 2023
Disclosure Of Warrant Liabilities [Abstract]
Warrant liabilities [Text Block]

15. Warrant liabilities

The following is a reconciliation of warrant liabilities since September 30, 2022:

	U.S. IPO and Canadian Offering			Private Placement		Debt Settlement
		Over-allotment
	2022	Pre-Funded	Over-allotment	2023	Pre-Funded
	Warrants	Warrants	Warrants	Warrants	Warrants	Warrants		Total
Balance, beginning of period	$-	$-	$-	$-	$-	$-		$-
Initial recognition	4,617,451	832,698	536,681	1,528,160	2,778,534	80,617		10,374,141
(Gain) Loss on revaluation of financial instruments	(3,553,175)	(415,996)	(412,247)	(765,212)	(883,961)	(62,476)		(6,093,067)
Exchange gain on revaluation	(21,738)	(2,368)	(3,261)	35,625	46,341	-		54,599
Balance, end of period	$1,042,538	$414,334	$121,173	$798,573	$1,940,914	$18,141	$	$ 4,335,673
Number of outstanding securities as at September 30, 2023	3,226,392	199,000	375,000	1,542,194	930,548	56,141		6,329,275

U.S. IPO and Canadian Offering

On December 9, 2022, we closed the U.S. IPO and the Canadian Offering. In the U.S. IPO, we sold 2.5 million units, consisting of one share of common share and one warrant to purchase one common share. In connection with the closing of the U.S. IPO, the underwriter partially exercised its over-allotment option to purchase an additional 199,000 pre-funded common share purchase warrants and 375,000 option warrants. In the Canadian Offering, we sold 726,392 units, each consisting of one common share and one warrant to purchase one common share (see Note 16(a)). In summary, for the U.S. IPO and the Canadian Offering, we have issued 3,226,392 warrants (the "2022 Warrants") with an exercise price of US$5.00 per share. Additionally, the U.S. underwriter exercised its over-allotment option to purchase:

•	199,000 Pre-Funded Warrants with an exercise price of US$0.01 per share for $3.81024 per pre-funded warrant (net of underwriter discount); and
•	375,000 warrants with exercise price of US$5.00 per share for $0.0001 per warrant.

Refer to Note 16(a) for further information on the U.S. IPO and Canadian Offering.

Under IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(c)). Gains on revaluation of the warrant liabilities are presented in other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

While the warrants issued in the U.S. IPO were listed on Nasdaq and closed at US$0.90 per warrant on December 9, 2022, management concluded that this closing price was not reflective of an active market due to short trading window and therefore not representative of fair value. Accordingly, at inception, the 2022 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2). We used the following assumptions:

		Over-allotment
	2022	Pre-Funded	Over-allotment
	Warrants (1)	Warrants (2)	Warrants (3)
Number of dilutive securities	3,282,533	199,000	375,000
Exercise price (in USD)	$5.00	$0.01
Share price (in USD)	$4.13	$3.08
Expected life	2.50
Dividend	$-
Volatility	75%
Risk free rate	4.20%
Exchange rate (USD/CAD)	$1.363
Fair value per warrant (CAD)	$1.43	$4.18	$1.43

(1) Includes debt settlement warrants

(2) Fair value is measured at the underlying common share closing price on Nasdaq on December 9, 2022, less US$0.01 exercise price.

(3) Same fair value as calculated for Warrants.

The share price (in USD) for the over-allotment pre-funded warrants was based on the estimated fair value of the common shares issued on December 9, 2022, by deducting the fair value of the warrants of US$1.05 from the US$4.13 Unit price and the exercise price of US$0.01 (see Note 16(a)).

Based on the above fair value, the issuance of the over-allotment pre-funded warrants and warrants to the underwriter resulted in a non-cash charge of $251,877, which is included in the change in fair value of warrant liabilities in the consolidated statements of net loss and comprehensive loss.

At September 30, 2023, we remeasured the fair value of these warrants using the following assumptions:

		Over-allotment
	2022	Pre-Funded	Over-allotment
	Warrants (1) (2)	Warrants (3)	Warrants (1)
Number of securities	3,282,533	199,000	375,000
Nasdaq closing price (in USD)	$0.24	$1.55	$0.24
Exchange rate (USD/CAD)	$1.352	$1.352	$1.352
Fair value per warrant (CAD)	$0.32	$2.08	$0.32

(1) Fair value is based on the Nasdaq closing pricing on September 30, 2023, for the warrants.

(2) Includes debt settlement warrants.

(3) Fair value is measured at the Nasdaq closing price on September 30, 2023, for the underlying common stock less US$0.01 exercise price.

December 2022 Debt Settlement

On December 13, 2022, we entered into share for debt arrangements with existing lenders (see Note 16(a)), which resulted in issuing 56,141 Units, same terms as the Units as issued in the Canadian Offering except that the underlying securities are subject to a four-month hold period. Accordingly, this resulted in issuing 56,141 common shares and 56,141 warrant liabilities with an exercise price of US$5.00 per share and maturing on December 13, 2027. We initially recorded the fair value of the warrant liabilities using the Black Scholes option pricing model with an underlying stock price equivalent to the unit price of US$4.13.

At September 30, 2023, we remeasured the fair value of these warrant liabilities using the Nasdaq closing price on September 30, 2023, of US$0.24. The remeasurement resulted in a change in fair value of warrant liabilities $62,476 for the year ended September 30, 2023, which was reported in the consolidated statements of net loss and comprehensive loss.

Private Placement

On July 21, 2023, we closed an underwritten U.S. private placement for gross proceeds of CAD$7.4 million (US$5.59 million) (see Note 16(a)). As part of the private placement, we have issued 1,542,194 warrants (the "2023 Warrants") with an exercise price of US$2.66 per share. Additionally, 930,548 pre-funded Warrants with an exercise price of US$0.001 per share for US$2.259 per pre-funded warrant were issued.

Refer to Note 16(a) for further information on the private placement.

Under IFRS, the above securities are classified as financial liabilities (referred herein as "warrant liabilities") because the exercise price is denominated in U.S. dollars, which is different to our functional currency (Canadian dollars). Accordingly, the ultimate proceeds in Canadian dollars from the potential exercise of the above securities are not known at inception. These financial liabilities are classified and measured at FVTPL (see Note 3(c)). Gains on revaluation of the warrant liabilities are presented in Other income (expenses) on the consolidated statements of net loss and comprehensive loss.

Warrant liabilities

The 2023 warrants issued in the private placement were not listed on Nasdaq and does not represent an active market Level 1 input. Accordingly, at inception, the 2023 Warrants were measured at fair value using the Black Scholes option pricing model (Level 2). We used the following assumptions:

	2023	Pre-Funded
	Warrants	Warrants (1)
Number of dilutive securities	1,542,194	930,548
Exercise price (in USD)	$2.66	$0.001
Share price (in USD)	$2.08	$2.08
Expected life	2.50
Dividend	$-
Volatility	67%
Risk free rate	4.44%
Exchange rate (USD/CAD)	$1.321	$1.321
Fair value per warrant (CAD)	$0.99	$1.98

(1) Fair value is measured at the underlying common share closing price on Nasdaq on July 21, 2023, less US$0.001 exercise price.

The share price (in USD) for the pre-funded warrants was based on the estimated fair value of the common shares issued on July 21, 2023, by deducting the fair value of the warrants of US$0.75 from the US$2.26 Unit price and the exercise price of US$0.001 (see Note 16(a)).

At September 30, 2023, we remeasured the fair value of these warrants using the following assumptions:

	2023	Pre-Funded
	Warrants (1)	Warrants (2)
Number of securities	1,542,194	930,548
Nasdaq closing price (in USD)	$-	$1.55
Black Scholes fair value (in USD)	$0.38	$-
Exchange rate (USD/CAD)	$1.352	$1.352
Fair value per warrant (CAD)	$0.52	$2.08

(1) Fair value is based on the Black Scholes model on September 30, 2023, for the warrants.

(2) Fair value is measured at the Nasdaq closing price on September 30, 2023, for the underlying common stock less US$0.001 exercise price.